UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22132

Aberdeen Funds

(Exact name of registrant as specified in charter)

5 Tower Bridge, 300 Barr Harbor Dr., Suite 300

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Lucia Sitar, Esquire

c/o Aberdeen Asset Management Inc.

1735 Market Street, 37th Floor

Philadelphia, PA 19103

With Copies to:

Barbara A. Nugent, Esquire

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 238-3600

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

Item 1.	Schedule of Investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
COMMON STOCKS - LONG POSITIONS (59.8%)(a)
Aerospace & Defense (2.5%)
Precision Castparts Corp.	21,650	$1,406,167
Raytheon Co.	40,400	2,045,048
		3,451,215

Air Freight & Logistics (0.9%)
United Parcel Service, Inc., Class B	29,200	1,240,708

Beverages (1.0%)
PepsiCo, Inc.	26,540	1,333,104

Biotechnology (4.8%)
Cephalon, Inc. *	26,280	2,028,290
Genentech, Inc. *	16,000	1,299,840
Gilead Sciences, Inc. *	63,120	3,204,603
		6,532,733

Capital Markets (1.6%)
Charles Schwab Corp. (The)	104,100	1,414,719
State Street Corp.	35,000	814,450
		2,229,169

Chemicals (2.7%)
Monsanto Co.	29,939	2,277,160
Praxair, Inc.	22,050	1,372,833
		3,649,993

Commercial Services & Supplies (0.9%)
Watson Wyatt Worldwide, Inc., Class A	27,700	1,288,050

Communications Equipment (4.3%)
Juniper Networks, Inc. *	109,050	1,544,148
QUALCOMM, Inc.	66,030	2,281,336
Research In Motion Ltd. *	35,650	1,975,010
		5,800,494

Computers & Peripherals (2.6%)
EMC Corp. *	168,850	1,864,104
NetApp, Inc. *	111,500	1,653,545
		3,517,649

Construction & Engineering (0.5%)
Toll Brothers, Inc. *	37,800	643,356

Consumer Finance (1.5%)
Visa, Inc., Class A	40,200	1,983,870

Diversified Financial Services (1.1%)
JPMorgan Chase & Co.	59,550	1,519,121

Food & Staples Retailing (2.5%)
CVS Caremark Corp.	50,300	1,352,064
Wal-Mart Stores, Inc.	45,020	2,121,342
		3,473,406

Food Products (1.0%)
Kraft Foods, Inc., Class A	49,150	1,378,658

Health Care Equipment & Supplies (3.0%)
Baxter International, Inc.	41,220	2,417,553
St. Jude Medical, Inc. *	46,940	1,707,208
		4,124,761

Health Care Providers & Services (3.2%)
Medco Health Solutions, Inc. *	28,000	1,258,040
Quest Diagnostics, Inc.	28,300	1,396,605
UnitedHealth Group, Inc.	61,900	1,753,627
		4,408,272

Hotels, Restraurants & Leisure (2.4%)
Darden Restaurants, Inc.	62,850	1,647,927

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
COMMON STOCKS - LONG POSITIONS(a) (continued)
McDonald’s Corp.	28,900	$1,676,778
		3,324,705

Information Technology Services (0.4%)
Cognizant Technology Solutions Corp., Class A *	27,150	508,520

Insurance (1.4%)
MetLife, Inc.	64,570	1,855,096

Internet Software & Services (3.6%)
Google, Inc., Class A *	7,960	2,694,699
McAfee, Inc. *	72,700	2,216,623
		4,911,322

Life Sciences Tools & Services (1.4%)
Thermo Fisher Scientific, Inc. *	54,800	1,968,964

Media (1.4%)
Comcast Corp., Class A	128,400	1,881,060

Oil, Gas & Consumable Fuels (3.8%)
EOG Resources, Inc.	21,020	1,424,525
Hess Corp.	29,000	1,612,690
Transocean Ltd. *	38,845	2,121,714
		5,158,929

Pharmaceuticals (3.8%)
Abbott Laboratories	44,200	2,450,448
Allergan, Inc.	33,300	1,269,396
Bristol-Myers Squibb Co.	70,200	1,502,982
		5,222,826

Semiconductors & Semiconductor Equipment (2.3%)
Marvell Technology Group Ltd. *	233,600	1,702,944
NVIDIA Corp. *	184,600	1,467,570
		3,170,514

Software (1.6%)
Oracle Corp. *	129,500	2,179,485

Specialty Retail (2.2%)
GameStop Corp., Class A *	74,120	1,836,694
Urban Outfitters, Inc. *	78,500	1,223,030
		3,059,724

Trading Companies & Distributors (0.6%)
W.W. Grainger, Inc.	11,400	831,630

Transportation Infrastructure (0.8%)
Canadian National Railway Co.	31,650	1,107,750

Total Common Stocks—Long Positions		81,755,084

EXCHANGE TRADED FUNDS—LONG POSITIONS (4.4%)
Equity Fund (4.4%)
UltraShort Oil & Gas ProShares	60,000	1,485,000
UltraShort Russell 2000 ProShares	40,640	2,999,638
UltraShort S&P500 ProShares	18,000	1,459,080

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Equity Long-Short Fund

	Principal Amount	Value
EXCHANGE TRADED FUNDS - LONG POSITIONS (continued)

Total Exchange Traded Funds—Long Positions		5,943,718

REPURCHASE AGREEMENT (33.7%)
UBS Securities LLC, 0.00%, dated 01/30/09, due 02/02/09, repurchase price $46,017,601, collateralized by Federal National Mortgage Association Discount Notes, maturity ranging 02/19/09—07/08/09; total market value of $46,940,557	$46,017,597	$46,017,597
Total Repurchase Agreement		46,017,597

Total Investments (Cost $136,716,966) (b)— 97.9%		133,716,399

Other assets in excess of liabilities — 2.1%		2,897,483

NET ASSETS — 100.0%		$136,613,882

*	Non-income producing security.
(a)	All long positions held as collateral for securities sold short.
(b)	See notes to statements of investments for tax unrealized appreciation/(depreciation) of securities.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
COMMON STOCKS - SHORT POSITIONS ((15.6)%)
Air Freight & Logistics ((0.6)%)
Expeditors International of Washington, Inc.	30,250	$841,253

Biotechnology ((0.8)%)
Celgene Corp.*	20,100	1,064,295

Diversified Financial Services ((2.2)%)
American Express Co.	93,300	1,560,909
Assurant, Inc.	38,200	1,008,480
Fifth Third Bancorp	210,000	501,900
		3,071,289

Electronic Equipment & Instruments ((0.8)%)
Cognex Corp.	61,550	803,843
Echelon Corp.*	43,350	320,790
		1,124,633

Health Care Equipment & Supplies ((0.5)%)
Zimmer Holdings, Inc.*	19,000	691,600

Hotels, Restraurants & Leisure ((0.5)%)
Starbucks Corp.*	70,800	668,352

Industrial Conglomerates ((0.8)%)
Illinois Tool Works, Inc.	32,000	1,045,120

Information Technology Services ((0.9)%)
Paychex, Inc.	53,900	1,309,231

Life Sciences Tools & Services ((1.6)%)
Millipore Corp.*	40,000	2,206,400

Metals & Mining ((0.6)%)
United States Steel Corp.	26,000	780,780

Multiline Retail ((1.9)%)
99 Cents Only Stores*	152,300	1,276,274
J.C. Penney Co., Inc.	40,000	670,000
Macy’s, Inc.	70,000	626,500
		2,572,774

Oil, Gas & Consumable Fuels ((2.0)%)
EnCana Corp.	31,750	1,407,795
Halliburton Co.	74,200	1,279,950
		2,687,745

Software ((1.8)%)
Informatica Corp.*	31,000	395,560
Salesforce.com, Inc.*	36,000	957,960
SAP AG ADR–DE	30,700	1,086,166
		2,439,686

Specialty Retail ((0.6)%)
Tiffany & Co.	39,600	821,700

Total Common Stocks—Short Positions		21,324,858

EXCHANGE TRADED FUNDS—SHORT POSITIONS ((2.8)%)
Equity Fund ((2.8)%)
iShares Dow Jones U.S. Oil Equipment & Services Index Fund	50,000	1,327,000
iShares Russell 2000 Growth Index Fund	54,000	2,549,880

Total Exchange Traded Funds—Short Positions		3,876,880

Total Securities Sold Short (Proceeds $27,082,637) — 18.4%		25,201,738

*	Non-income producing security.
ADR	American Depositary Receipt
DE	Germany

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Health Sciences Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.2%)
Biotechnology (20.2%)
Biogen Idec, Inc. *	11,600	$564,340
Cephalon, Inc. *	10,100	779,518
Genentech, Inc. *	9,800	796,152
Gilead Sciences, Inc. *	28,910	1,467,761
Myriad Genetics, Inc. *	2,600	193,882
United Therapeutics Corp. *	3,980	270,441
		4,072,094

Food & Staples Retailing (1.5%)
CVS Caremark Corp.	11,132	299,228

Health Care Equipment & Supplies (14.8%)
Baxter International, Inc.	17,928	1,051,477
Becton, Dickinson & Co.	2,320	168,594
Boston Scientific Corp. *	46,410	411,657
Cooper Cos., Inc. (The)	8,100	153,657
Covidien Ltd.	5,000	191,700
Dentsply International, Inc.	5,500	148,005
Hologic, Inc. *	8,540	100,687
I-Flow Corp. *	27,300	112,203
IDEXX Laboratories, Inc. *	3,400	111,520
Masimo Corp. *	8,450	234,656
St. Jude Medical, Inc. *	8,010	291,324
		2,975,480

Health Care Providers & Services (14.9%)
Aetna, Inc.	23,550	730,050
Hospira, Inc. *	14,700	366,030
Humana, Inc. *	6,640	251,855
Medco Health Solutions, Inc. *	8,450	379,659
Quest Diagnostics, Inc.	7,680	379,008
UnitedHealth Group, Inc.	31,280	886,162
		2,992,764

Health Care Technology (0.3%)
IRIS International, Inc. *	6,116	60,915

Life Sciences Tools & Services (4.0%)
Covance, Inc. *	2,074	80,057
Thermo Fisher Scientific, Inc. *	13,240	475,713
Waters Corp. *	6,930	250,658
		806,428

Pharmaceuticals (42.5%)
Abbott Laboratories	20,130	1,116,007
Allergan, Inc.	8,890	338,887
Bristol-Myers Squibb Co.	60,730	1,300,229
Johnson & Johnson	24,664	1,422,866
Merck & Co., Inc.	24,271	692,937
Novartis AG (a)	8,750	359,666
Perrigo Co.	11,000	322,850
Pfizer, Inc.	53,472	779,622
Schering-Plough Corp.	26,408	463,724
Teva Pharmaceutical Industries Ltd. ADR– IL	17,550	727,447
Viropharma, Inc. *	39,060	468,720

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Health Sciences Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wyeth	12,650	$543,571
		8,536,526

Total Common Stocks		19,743,435

REPURCHASE AGREEMENT (2.0%)
UBS Securities LLC, 0.00%, dated 01/30/09, due 02/02/09, repurchase price $396,131, collateralized by Federal National Mortgage Association Discount Notes, maturity ranging 02/19/09—07/08/09; total market value of $404,076	$396,131	396,131
Total Repurchase Agreement		396,131

Total Investments (Cost $22,933,498) (b)— 100.2%		20,139,566

Liabilities in excess of other assets — (0.2)%		(30,338)

NET ASSETS — 100.0%		$20,109,228

*	Non-income producing security.
(a)	Fair Valued Security.
(b)	See notes to statements of investments for tax unrealized appreciation/(depreciation) of securities.
ADR	American Depositary Receipt
IL	Israel

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Natural Resources Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.6%)
AUSTRALIA (1.5%)
Metals & Mining (1.5%)
BHP Billiton Ltd. ADR	27,000	$1,013,580

BRAZIL (7.1%)
Metals & Mining (1.6%)
Copanhia Vale do Rio Doce ADR	77,900	1,099,169

Oil, Gas & Consumable Fuels (5.5%)
Petroleo Brasileiro SA ADR	139,700	3,660,140
		4,759,309

CANADA (4.6%)
Metals & Mining (3.0%)
Agnico-Eagle Mines Ltd.	18,700	991,848
Barrick Gold Corp.	26,800	1,004,732
		1,996,580

Transportation Infrastructure (1.6%)
Canadian National Railway Co.	30,000	1,050,000
		3,046,580

NETHERLANDS (5.0%)
Energy Equipment & Services (5.0%)
Schlumberger Ltd.	81,300	3,317,853

SWITZERLAND (4.6%)
Oil, Gas & Consumable Fuels (4.6%)
Transocean Ltd.*	56,005	3,058,993

UNITED KINGDOM (1.5%)
Metals & Mining (1.5%)
Rio Tinto PLC ADR	11,600	1,006,300

UNITED STATES (72.3%)
Chemicals (6.4%)
Monsanto Co.	25,900	1,969,954
PPG Industries, Inc.	61,500	2,311,170
		4,281,124

Construction & Engineering (2.8%)
Toll Brothers, Inc.*	111,200	1,892,624

Containers & Packaging (3.1%)
Pactiv Corp.*	95,600	2,066,872

Electric Utility (2.4%)
PPL Corp.	52,700	1,615,782

Machinery (2.0%)
Deere & Co.	38,600	1,340,964

Metals & Mining (3.7%)
Allegheny Technologies, Inc.	56,000	1,237,040
Harsco Corp.	52,200	1,238,184
		2,475,224

Oil, Gas & Consumable Fuels (51.9%)
Apache Corp.	43,600	3,270,000
Cabot Oil & Gas Corp.	86,300	2,372,387
Chevron Corp.	43,137	3,042,021
CONSOL Energy, Inc.	39,500	1,076,770
Devon Energy Corp.	27,293	1,681,249
ENSCO International, Inc.	70,200	1,920,672
EOG Resources, Inc.	45,100	3,056,427
Exxon Mobil Corp.	43,400	3,319,232
Hess Corp.	34,100	1,896,301
Occidental Petroleum Corp.	60,100	3,278,455
Peabody Energy Corp.	71,500	1,787,500
PetroHawk Energy Corp.*	86,429	1,703,516
Range Resources Corp.	76,800	2,752,512

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Natural Resources Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Whiting Petroleum Corp.*	35,709	$1,035,561
Williams Cos., Inc.	74,852	1,059,156
XTO Energy, Inc.	37,136	1,377,374
		34,629,133
		48,301,723

Total Common Stocks		64,504,338

REPURCHASE AGREEMENT (2.8%)
UBS Securities LLC, 0.00%, dated 01/30/09, due 02/02/09, repurchase price $1,878,938, collateralized by Federal National Mortgage Association Discount Notes, maturity ranging 02/19/09—07/08/09; total market value of $1,916,623	$1,878,937	1,878,937
Total Repurchase Agreement		1,878,937

Total Investments (Cost $80,913,949) (a)— 99.4%		66,383,275

Other assets in excess of liabilities — 0.6%		380,987

NET ASSETS — 100.0%		$66,764,262

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/(depreciation) of securities.
ADR	American Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Select Growth Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.3%)
Aerospace & Defense (5.4%)
Precision Castparts Corp.	14,400	$935,280
Raytheon Co.	36,700	1,857,754
		2,793,034

Air Freight & Logistics (1.4%)
United Parcel Service, Inc., Class B	16,800	713,832

Beverages (2.1%)
PepsiCo, Inc.	21,940	1,102,046

Biotechnology (8.8%)
Cephalon, Inc. *	23,140	1,785,945
Gilead Sciences, Inc. *	55,510	2,818,243
		4,604,188

Capital Markets (2.1%)
Charles Schwab Corp. (The)	81,400	1,106,226

Chemicals (3.3%)
Monsanto Co.	22,670	1,724,280

Commercial Services & Supplies (2.1%)
Watson Wyatt Worldwide, Inc., Class A	23,550	1,095,075

Communications Equipment (9.0%)
Juniper Networks, Inc. *	98,050	1,388,388
QUALCOMM, Inc.	51,650	1,784,507
Research In Motion Ltd. *	27,300	1,512,420
		4,685,315

Computers & Peripherals (2.9%)
EMC Corp. *	138,800	1,532,352

Consumer Finance (3.2%)
Visa, Inc., Class A	33,700	1,663,095

Diversified Financial Services (1.3%)
JPMorgan Chase & Co.	26,750	682,393

Food & Staples Retailing (5.8%)
CVS Caremark Corp.	38,850	1,044,288
Wal-Mart Stores, Inc.	42,240	1,990,349
		3,034,637

Health Care Equipment & Supplies (7.2%)
Baxter International, Inc.	34,680	2,033,982
St. Jude Medical, Inc. *	47,800	1,738,486
		3,772,468

Health Care Providers & Services (1.5%)
UnitedHealth Group, Inc.	27,800	787,574

Hotels, Restraurants & Leisure (6.0%)
Darden Restaurants, Inc.	55,450	1,453,899
McDonald’s Corp.	28,740	1,667,495
		3,121,394

Insurance (2.8%)
MetLife, Inc.	50,300	1,445,119

Internet Software & Services (6.8%)
Google, Inc., Class A *	6,290	2,129,354
McAfee, Inc. *	46,700	1,423,883
		3,553,237

Oil, Gas & Consumable Fuels (7.1%)
EOG Resources, Inc.	15,740	1,066,700
Hess Corp.	21,000	1,167,810

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Select Growth Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transocean Ltd. *	26,878	$1,468,076
		3,702,586

Pharmaceuticals (6.0%)
Abbott Laboratories	29,600	1,641,024
Bristol-Myers Squibb Co.	70,500	1,509,405
		3,150,429

Semiconductors & Semiconductor Equipment (4.8%)
Marvell Technology Group Ltd. *	185,600	1,353,024
NVIDIA Corp. *	141,400	1,124,130
		2,477,154

Software (3.6%)
Oracle Corp. *	111,050	1,868,971

Specialty Retail (5.1%)
GameStop Corp., Class A *	72,380	1,793,576
Urban Outfitters, Inc. *	55,900	870,922
		2,664,498

Total Common Stocks		51,279,903

REPURCHASE AGREEMENT (0.8%)
UBS Securities LLC, 0.00%, dated 01/30/09, due 02/02/09, repurchase price $424,332, collateralized by Federal National Mortgage Association Discount Notes, maturity ranging 02/19/09—07/08/09; total market value of $432,842	$424,332	424,332
Total Repurchase Agreement		424,332

Total Investments (Cost $57,355,560) (a)— 99.1%		51,704,235

Other assets in excess of liabilities — 0.9%		495,012

NET ASSETS — 100.0%		$52,199,247

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/(depreciation) of securities.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.3%)
Aerospace & Defense (2.5%)
AAR Corp. *	91,921	$1,667,447
Goodrich Corp.	88,320	3,414,451
		5,081,898

Air Freight & Logistics (1.0%)
UTi Worldwide, Inc.	182,431	1,999,444

Airlines (0.5%)
AirTran Holdings, Inc. *	243,643	998,936

Auto Components (1.0%)
Borgwarner, Inc.	119,520	2,017,498

Beverages (1.0%)
Constellation Brands, Inc., Class A *	137,340	1,994,177

Biotechnology (1.2%)
Cephalon, Inc. *	14,450	1,115,251
United Therapeutics Corp. *	20,130	1,367,833
		2,483,084

Chemicals (0.4%)
Celanese Corp., Series A	70,730	753,275

Commercial Banks (4.8%)
Bank of the Ozarks, Inc.	111,130	2,521,540
Cadence Financial Corp.	270,636	1,171,854
First Commonwealth Financial Corp.	89,340	856,770
TCF Financial Corp.	275,970	3,419,268
Wintrust Financial Corp.	57,311	766,248
Zions Bancorp	67,878	1,012,740
		9,748,420

Commercial Services & Supplies (6.4%)
Corrections Corp. of America *	220,290	3,035,596
EnergySolutions, Inc.	303,138	1,361,090
Manpower, Inc.	82,840	2,357,626
Volt Information Sciences, Inc. *	481,380	2,565,756
Watson Wyatt Worldwide, Inc., Class A	78,070	3,630,255
		12,950,323

Communications Equipment (3.2%)
Bel Fuse, Inc., Class B	84,921	1,294,196
Harmonic, Inc. *	238,030	1,225,855
Tellabs, Inc. *	935,603	3,864,040
		6,384,091

Construction & Engineering (2.1%)
Toll Brothers, Inc. *	248,600	4,231,172

Containers & Packaging (3.9%)
Ball Corp.	47,810	1,833,035
Pactiv Corp. *	193,450	4,182,389
Silgan Holdings, Inc.	42,941	1,968,416
		7,983,840

Diversified Financial Services (1.1%)
Nasdaq OMX Group (The) *	100,200	2,186,364

Diversified Telecommunication Services (1.6%)
Alaska Communications Systems Holdings, Inc.	396,500	3,310,775

Electric Utilities (1.5%)
Cleco Corp.	71,410	1,631,718

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
ITC Holdings Corp.	31,560	$1,324,889
		2,956,607

Electronic Equipment & Instruments (1.4%)
Avnet, Inc. *	147,293	2,919,347

Food & Staples Retailing (1.0%)
Wendy’s/Arby’s Group, Inc., Class A	410,112	2,066,964

Food Products (0.8%)
Smithfield Foods, Inc. *	143,320	1,701,208

Health Care Equipment & Supplies (4.4%)
Hologic, Inc. *	112,660	1,328,261
I-Flow Corp. *	498,033	2,046,916
IDEXX Laboratories, Inc. *	43,082	1,413,090
Inverness Medical Innovations, Inc. *	148,947	3,644,733
Iridex Corp. *	703,333	492,333
		8,925,333

Health Care Providers & Services (4.4%)
Air Methods Corp. *	70,812	1,380,834
Almost Family, Inc. *	39,979	1,232,952
Hythiam, Inc. *	718,445	386,523
IPC The Hospitalist Co., Inc. *	97,476	1,865,691
LHC Group, Inc. *	100,365	2,670,713
Sun Healthcare Group, Inc. *	124,230	1,407,526
		8,944,239

Hotels, Restraurants & Leisure (1.1%)
Darden Restaurants, Inc.	42,940	1,125,887
P.F. Chang’s China Bistro, Inc. *	67,080	1,189,328
		2,315,215

Household Durables (1.2%)
Stanley Works (The)	79,870	2,496,736

Household Products (0.7%)
Energizer Holdings, Inc. *	29,844	1,421,470

Industrial Conglomerates (1.2%)
Teleflex, Inc.	47,010	2,499,992

Information Technology Services (3.5%)
Alliance Data Systems Corp. *	80,020	3,328,032
Perot Systems Corp., Class A *	186,940	2,428,350
Total System Services, Inc.	105,794	1,339,352
		7,095,734

Insurance (11.5%)
Aspen Insurance Holdings Ltd.	172,010	3,801,421
Endurance Specialty Holdings Ltd.	87,383	2,382,061
Hanover Insurance Group, Inc. (The)	79,843	3,227,254
HCC Insurance Holdings, Inc.	234,601	5,492,009
PartnerRe Ltd.	49,160	3,221,455
Reinsurance Group of America, Inc.	144,840	5,160,649
		23,284,849

Internet Software & Services (2.5%)
MercadoLibre, Inc. *	98,477	1,320,577
Omniture, Inc. *	287,660	2,614,829
Solera Holdings, Inc. *	49,150	1,184,023
		5,119,429

Leisure Equipment & Products (0.7%)
JAKKS Pacific, Inc. *	79,379	1,455,811

Machinery (1.1%)
Dynamic Materials Corp.	61,159	742,470

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
FreightCar America, Inc.	76,718	$1,469,150
		2,211,620

Media (0.9%)
Regal Entertainment Group, Class A	189,941	1,907,008

Metals & Mining (2.3%)
Harsco Corp.	162,430	3,852,839
Steel Dynamics, Inc.	67,540	717,275
		4,570,114

Multi-Utilities (1.3%)
CMS Energy Corp.	221,451	2,602,049

Oil, Gas & Consumable Fuels (3.5%)
Cabot Oil & Gas Corp.	109,446	3,008,671
PetroHawk Energy Corp. *	101,717	2,004,842
Whiting Petroleum Corp. *	73,928	2,143,912
		7,157,425

Personal Products (1.5%)
Chattem, Inc. *	45,320	3,063,632

Pharmaceuticals (2.5%)
Perrigo Co.	81,820	2,401,417
Viropharma, Inc. *	213,330	2,559,960
		4,961,377

Real Estate Investment Trust (REIT) (2.1%)
Healthcare Realty Trust, Inc.	152,448	2,516,917
Macerich Co. (The)	124,195	1,830,634
		4,347,551

Road & Rail (0.7%)
Celadon Group, Inc. *	175,808	1,374,819

Semiconductors & Semiconductor Equipment (4.6%)
Lam Research Corp. *	137,050	2,769,781
Linear Technology Corp.	63,500	1,487,170
NVIDIA Corp. *	511,380	4,065,471
Tessera Technologies, Inc. *	94,208	1,107,886
		9,430,308

Software (1.7%)
Citrix Systems, Inc. *	71,946	1,513,744
Commvault Systems, Inc. *	142,670	1,893,231
		3,406,975

Specialty Retail (3.1%)
J Crew Group, Inc. *	186,010	1,860,100
Urban Outfitters, Inc. *	288,900	4,501,062
		6,361,162

Textiles, Apparel & Luxury Goods (2.3%)
American Eagle Outfitters, Inc.	110,706	997,461

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Phillips-Van Heusen Corp.	195,788	$3,723,888
		4,721,349

Thrifts & Mortgage Finance (1.1%)
Westfield Financial, Inc.	234,907	2,262,154

Trading Companies & Distributors (1.0%)
Rush Enterprises, Inc., Class A *	225,788	2,054,671

Total Common Stocks		195,758,445

WARRANT (0.0%)
Health Care Providers & Services (0.0%)
Hythiam, Inc., Expiring 11/06/12*	49,750	0

REPURCHASE AGREEMENT (2.2%)
UBS Securities LLC, 0.00%, dated 01/30/09, due 02/02/09, repurchase price $4,414,399, collateralized by Federal National Mortgage Association Discount Notes, maturity ranging 02/19/09—07/08/09; total market value of $4,502,937	4,414,398	4,414,398
Total Repurchase Agreement		4,414,398

Total Investments (Cost $258,142,361) (a)— 98.5%		200,172,843

Other assets in excess of liabilities — 1.5%		3,075,252

NET ASSETS — 100.0%		$203,248,095

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/(depreciation) of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Technology and Communications Fund

	Shares or Principal Amount	Value
COMMON STOCKS (91.1%)
Communications Equipment (13.7%)
Cisco Systems, Inc. *	26,704	$399,759
Nokia OYJ ADR– FI	21,495	263,744
Nortel Networks Corp. ADR– CA*	8	1
QUALCOMM, Inc.	15,989	552,420
Tellabs, Inc. *	65,210	269,317
		1,485,241

Computers & Peripherals (12.3%)
Apple, Inc. *	2,443	220,188
EMC Corp. *	41,930	462,907
Hewlett-Packard Co.	10,810	375,647
Wincor Nixdorf AG (a)	5,930	280,444
		1,339,186

Consumer Finance (1.5%)
MasterCard, Inc., Class A	1,180	160,220

Electronic Equipment & Instruments (1.6%)(a)
Omron Corp.	14,184	168,957

Information Technology Services (13.1%)
Alliance Data Systems Corp. *	8,270	343,949
Automatic Data Processing, Inc.	7,280	264,483
Cognizant Technology Solutions Corp., Class A *	22,251	416,761
SAIC, Inc. *	20,130	397,366
		1,422,559

Internet Software & Services (10.6%)
Google, Inc., Class A *	1,092	369,675
McAfee, Inc. *	8,440	257,335
Omniture, Inc. *	19,780	179,800
Solera Holdings, Inc. *	14,210	342,319
		1,149,129

Machinery (1.7%)(a)
Fanuc Ltd.	3,187	188,903

Media (2.4%)
Comcast Corp., Class A	17,570	257,401

Office Electronics (1.5%)(a)
Canon, Inc.	5,800	158,285

Semiconductors & Semiconductor Equipment (11.2%)
ASM Pacific Technology Ltd. (a)	26,900	81,940
Intel Corp.	17,202	221,906
Microsemi Corp. *	21,720	182,448
NVIDIA Corp. *	36,540	290,493
Samsung Electronics Co., Ltd. GDR– KR	2,287	252,713
Tessera Technologies, Inc. *	15,860	186,514
		1,216,014

Software (15.6%)
Adobe Systems, Inc. *	12,520	241,761
Checkpoint Software Technologies Ltd. *	13,410	304,005
Citrix Systems, Inc. *	13,370	281,305
Microsoft Corp.	16,699	285,553
Oracle Corp. *	34,632	582,856
		1,695,480

Wireless Telecommunication Services (5.9%)
American Tower Corp., Class A *	14,811	449,366

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Technology and Communications Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Vodafone Group PLC (a)	105,464	$195,854
		645,220

Total Common Stocks		9,886,595

REPURCHASE AGREEMENT (1.6%)
UBS Securities LLC, 0.00%, dated 01/30/09, due 02/02/09, repurchase price $169,199, collateralized by Federal National Mortgage Association Discount Notes, maturity ranging 02/19/09—07/08/09; total market value of $172,592	$169,199	169,199
Total Repurchase Agreement		169,199

Total Investments (Cost $13,367,475) (b)— 92.7%		10,055,794

Other assets in excess of liabilities — 7.3%		792,717

NET ASSETS — 100.0%		$10,848,511

*	Non-income producing security.
(a)	Fair Valued Security.
(b)	See notes to statements of investments for tax unrealized appreciation/(depreciation) of securities.
ADR	American Depositary Receipt
CA	Canada
FI	Finland
GDR	Global Depositary Receipt
KR	Republic of South Korea

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Tax-Free Income Fund

	Principal Amount	Value
MUNICIPAL BONDS (98.5%)
Alabama (6.5%)
Alabama 21st Century Authority Revenue Bonds
5.75%, 12/1/15	$1,500,000	$1,469,835
5.50%, 12/1/21	4,000,000	3,386,680
Auburn University Revenue Bonds, Series A, 5.50%, 06/01/18	1,685,000	1,785,864
City of Birmingham Revenue Bonds, Warrants, Series A, 4.75%, 01/01/29	1,750,000	1,541,908
		8,184,287

Arizona (1.5%)
Mesa Industrial Development Authority Revenue Bonds, (Discovery Health System), Series A, 5.63%, 01/01/29	1,800,000	1,895,112

California (2.3%)
State of California General Obligation Unlimited Bonds, 5.00%, 03/01/26	2,000,000	1,920,020
State of California General Obligation Unlimited Bonds, Refunded, 5.00%, 03/01/21	1,000,000	1,011,840
		2,931,860

District of Columbia (1.4%)
District of Columbia General Obligation Unlimited Bonds, Unrefunded Balance, Series A, 5.50%, 06/01/29	1,775,000	1,749,227

Florida (3.6%)
Florida State Board of Education General Obligation Unlimited Bonds, Refunded (Public Education), Series D, 5.75%, 06/01/22	1,050,000	1,091,685
Tampa Bay Water Utility System Revenue Bonds, Refunded, 5.50%, 10/01/18	3,000,000	3,469,350
		4,561,035

Georgia (5.1%)
City of Atlanta Revenue Bonds, Refunded, Series A, 5.50%, 01/01/26	1,000,000	1,054,070
Forsyth County General Obligation Unlimited Bonds, Series A, 5.00%, 03/01/28	100,000	102,140
Georgia Local Government Certificate of Participation, (Grantor Trust), Series A, 4.75%, 06/01/28	991,000	948,625
Municipal Electric Authority of Georgia Revenue Bonds, Prerefunded, Series 2005 V, 6.60%, 01/01/18	55,000	65,609
Municipal Electric Authority of Georgia Revenue Bonds, Series 2005 V, 6.60%, 01/01/18	2,230,000	2,568,157
Municipal Electric Authority of Georgia Revenue Bonds, Unrefunded, Series 2005 V, 6.60%, 01/01/18	465,000	575,740
Private Colleges & Universities Authority Revenue Bonds, Refunded, (Mercer University Project), Series A, 5.25%, 10/01/25	1,500,000	1,126,035
		6,440,376

Illinois (9.3%)
Illinois Finance Authority Revenue Bonds, (Adventist Health System/Sunbelt Obligation)
5.50%, 11/15/20	1,750,000	1,835,207
5.65%, 11/15/24	1,500,000	1,574,790
Illinois State Toll Highway Authority Revenue Bonds, Sr. Priority, Series A-2, 5.00%, 01/01/27	1,000,000	1,197,230
Metropolitan Pier & Exposition Authority Revenue Bonds, (McCormick Place Expansion Project), 5.50%, 12/15/24	3,500,000	3,557,435
State of Illinois General Obligation Unlimited Bonds, First Series, 5.25%, 05/01/23	3,425,000	3,517,201
		11,681,863

Indiana (6.2%)
Ball State University Revenue Bonds, Student Fee, Series J, 6.20%, 07/01/20	1,000,000	1,083,570
Indiana Toll Road Commission Revenue Bonds, 9.00%, 01/01/15	5,335,000	6,694,198
		7,777,768

Kansas (0.8%)
City of Wichita Revenue Bonds, Refunded, (Facilities Improvement), Series XI, 6.75%, 11/15/19	1,000,000	1,021,670

Louisiana (1.3%)
East Baton Rouge Parish Sales Tax Revenue Bonds, (Road & Street Improvement), 5.00%, 08/01/24	540,000	540,432

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Tax-Free Income Fund

	Principal Amount	Value
MUNICIPAL BONDS (continued)
Tobacco Settlement Financing Corp. Revenue Bonds, Asset-Backed, Series 2001B, 5.88%, 05/15/39	$1,750,000	$1,124,988
		1,665,420

Massachusetts (6.9%)
Commonwealth of Massachusetts General Obligation Limited Bonds, Consumer Loan, Series C, 5.50%, 11/01/15	1,500,000	1,802,265
Commonwealth of Massachusetts General Obligation Limited Bonds, Consumer Loan, Series D, 5.50%, 08/01/19	1,000,000	1,204,600
Commonwealth of Massachusetts General Obligation Unlimited Bonds, Refunded, Series D
5.50%, 10/1/16	1,000,000	1,210,210
5.50%, 10/1/18	2,000,000	2,425,820
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Amherst College), Series K-2, 2.75%, 11/01/38	1,000,000	1,015,180
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Massachusetts Institute of Technology), Series A, 5.00%, 07/01/38	1,000,000	1,007,460
		8,665,535

Michigan (4.3%)
Michigan State Hospital Finance Authority Revenue Bonds, (Henry Ford Health Systems), Series A, 6.00%, 11/15/24	1,500,000	1,573,395
State of Michigan General Obligation Unlimited Bonds, (Environmental Protection Program), 6.25%, 11/01/12	3,500,000	3,803,415
		5,376,810

Minnesota (1.6%)
St. Louis Park General Obligation Unlimited Bonds, (Independent School District No. 283), 5.75%, 02/01/18	1,500,000	1,500,000
University of Minnesota Revenue Bonds, Series A, 5.25%, 04/01/29	500,000	515,050
		2,015,050

Mississippi (0.9%)
Mississippi Development Bank Special Obligation Revenue Bonds (Jackson Public School District), 5.50%, 04/01/22	1,000,000	1,087,620

Missouri (1.5%)
County of Jackson Revenue Bonds, Series A, 5.50%, 12/01/12	1,415,000	1,571,060
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Unrefunded Balance, Series A, 6.55%, 07/01/14	330,000	330,043
		1,901,103

New Jersey (1.8%)
New Jersey State Turnpike Authority Revenue Bonds, Series 2005 C, 6.50%, 01/01/16	155,000	183,728
New Jersey State Turnpike Authority Revenue Bonds, Unrefunded, Series 2005 C, 6.50%, 01/01/16	790,000	941,135
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, 5.75%, 06/15/17	1,000,000	1,168,200
		2,293,063

New York (8.9%)
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB-1, 0.35%, 06/15/39 (a)	300,000	300,000
New York City Transitional Finance Authority Revenue Bonds, Prerefunded-Future Tax, Series B, 5.75%, 11/15/19	795,000	856,422
New York City Transitional Finance Authority Revenue Bonds, Secured-Future Tax, Series D, 5.00%, 02/01/23	2,000,000	2,045,680
New York City Transitional Finance Authority Revenue Bonds, Series S-2, 4.50%, 01/15/31	3,000,000	2,602,020
New York City Transitional Finance Authority Revenue Bonds, Unrefunded-Future Tax, Series B, 5.75%, 11/15/19	205,000	220,838
New York Liberty Development Corp. Revenue Bonds, (Goldman Sachs Headquarters), 5.25%, 10/01/35	5,000,000	4,014,100

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Tax-Free Income Fund

	Principal Amount	Value
MUNICIPAL BONDS (continued)
New York Local Government Assistance Corp. Revenue Bonds, Refunded, Series E, 6.00%, 04/01/14	$1,000,000	$1,144,040
		11,183,100

North Carolina (0.4%)
North Carolina Housing Finance Agency Revenue Bonds, (Single Family), Series AA, 6.25%, 03/01/17	435,000	435,439

Ohio (2.1%)
County of Montgomery Revenue Bonds, (Kettering Medical Center), 6.75%, 04/01/18	2,500,000	2,684,650

Pennsylvania (3.2%)
Pennsylvania Turnpike Commission Revenue Bonds, Refunded, Series A, 5.25%, 07/15/29	4,100,000	4,024,273

South Carolina (1.5%)
City of Greenville Revenue Bonds, 5.25%, 02/01/16	1,685,000	1,824,349

Tennessee (2.3%)
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/26	4,000,000	2,887,720

Texas (16.7%)
City of San Antonio Revenue Bonds, Refunded, 5.00%, 05/15/25	1,000,000	1,012,890
Dallas Area Rapid Transit Revenue Bonds, Refunded, Sr. Lien, 5.00%, 12/01/36	2,000,000	1,944,240
Fort Bend Independent School District General Obligation Unlimited Bonds, 5.00%, 02/15/18	2,300,000	2,745,809
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Series B, 5.75%, 07/01/27	5,325,000	5,972,201
Houston General Obligation Limited Bonds (Public Improvement), Series A-1, 5.00%, 03/01/19	2,000,000	2,137,260
Lower Colorado River Authority Revenue Bonds, Refunded, Jr. Lien, 6.00%, 01/01/17	1,245,000	1,546,800
Texas State General Obligation Unlimited Bonds (Water Financial Assistance), Series C, 5.25%, 08/01/18	1,050,000	1,244,838
Texas State Transportation Commission Revenue Bonds, First Tier, 5.00%, 04/01/27	1,500,000	1,522,995
University of Houston Revenue Bonds, 5.00%, 02/15/09	665,000	665,878
Wichita Falls Revenue Bonds (Priority Lien), 5.38%, 08/01/19	2,000,000	2,208,020
		21,000,931

Utah (1.9%)
Utah Transit Authority Revenue Bonds, Refunded, Series A, 5.00%, 06/15/31	2,455,000	2,415,892

Vermont (1.6%)
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, (Fletcher Allen Health), Series A, 6.00%, 12/01/23	2,000,000	1,997,860

Washington (4.3%)
City of Seattle Revenue Bonds, Refunded, 5.13%, 03/01/26	1,000,000	1,001,220
King County General Obligation Limited Bonds, 5.00%, 01/01/25	2,000,000	2,068,200
Seattle, Washington, Water Systems Revenue, 5.00%, 02/01/26	1,000,000	1,024,000
Washington State General Obligation Unlimited Bonds, Series D, 5.00%, 01/01/24	1,250,000	1,297,225
		5,390,645

Wyoming (0.6%)(a)
Sweetwater County Pollution Control Revenue Bonds, (PacifiCorp Project), Series B, 0.55%, 01/01/14	800,000	800,000

Total Municipal Bonds		123,892,658

REPURCHASE AGREEMENT (0.9%)
UBS Securities LLC, 0.00%, dated 01/30/09, due 02/02/09, repurchase price $1,130,970, collateralized by Federal National Mortgage Association Discount Notes, maturity ranging 02/19/09 - 07/08/09; total market value of $1,153,653	1,130,970	1,130,970
Total Repurchase Agreement		1,130,970

Total Investments (Cost $124,471,412) (b)— 99.4%		125,023,628

Other assets in excess of liabilities — 0.6%		769,515

NET ASSETS — 100.0%		$125,793,143

(a)	Variable or Floating Rate Security. Rate disclosed is as of 01/31/2009.
(b)	See notes to statements of investments for tax unrealized appreciation/(depreciation) of securities.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen China Opportunities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (72.4%)
CHINA (9.1%)
Commercial Banks (1.5%)(a)
China Merchants Bank Co. Ltd.	401,500	$648,366

Oil, Gas & Consumable Fuels (3.1%)
PetroChina Co. Ltd. (a)	1,562,000	1,153,063
PetroChina Co. Ltd. ADR	2,512	185,310
		1,338,373

Wireless Telecommunication Services (4.5%)(a)
China Mobile Ltd.	211,000	1,899,436
		3,886,175

HONG KONG (56.0%)(a)
Aerospace & Defense (2.6%)
Hong Kong Aircraft Engineering Co. Ltd.	125,200	1,098,464

Commercial Banks (8.2%)
Dah Sing Banking Group Ltd.	1,200,000	848,108
Standard Chartered PLC	128,000	1,492,885
Wing Hang Bank Ltd.	235,000	1,135,992
		3,476,985

Commercial Services & Supplies (0.6%)
Intergrated Distribution Services Group Ltd.	236,000	254,711

Diversified Financial Services (3.3%)
AEON Credit Service (Asia) Co. Ltd.	1,500,000	653,481
Hong Kong Exchanges & Clearing Ltd.	35,000	300,632
Public Financial Holdings Ltd.	1,200,000	428,836
		1,382,949

Electric Utility (1.5%)
CLP Holdings Ltd.	94,000	636,270

Food & Staples Retailing (6.0%)
AEON Stores (Hong Kong) Co. Ltd.	1,250,000	1,474,874
Convenience Retail Asia Ltd.	902,000	215,205
Dairy Farm International Holdings Ltd.	199,800	864,759
		2,554,838

Hotels, Restraurants & Leisure (4.6%)
Cafe De Coral Holdings Ltd.	340,000	655,450
Hongkong & Shanghai Hotels Ltd. (The)	1,800,000	1,320,168
		1,975,618

Marine (1.2%)
Pacific Basin Shipping Ltd.	1,025,000	525,570

Oil, Gas & Consumable Fuels (2.9%)
CNOOC Ltd.	1,442,000	1,241,083

Real Estate Management & Development (13.1%)
Hang Lung Group Ltd.	480,000	1,546,074
Sun Hung Kai Properties Ltd.	180,000	1,594,739
Swire Pacific Ltd., Class A	115,000	742,685

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen China Opportunities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Swire Pacific Ltd., Class B	1,305,000	$1,692,861
		5,576,359

Road & Rail (3.3%)
MTR Corp. Ltd.	595,000	1,421,068

Semiconductors & Semiconductor Equipment (3.4%)
ASM Pacific Technology Ltd.	480,000	1,462,121

Specialty Retail (1.5%)
Giordano International Ltd.	2,750,000	652,416

Textiles, Apparel & Luxury Goods (2.3%)
Texwinca Holdings Ltd.	2,300,000	984,449

Wireless Telecommunication Services (1.5%)
Asia Satellite Telecommunications Holdings Ltd.	680,000	635,801
		23,878,702

SINGAPORE (7.3%)(a)
Diversified Consumer Services (5.9%)
Jardine Strategic Holdings Ltd.	250,000	2,518,733

Real Estate Management & Development (1.4%)
Yanlord Land Group Ltd.	1,000,000	611,416
		3,130,149

Total Common Stocks		30,895,026

REPURCHASE AGREEMENT (0.9%)
UBS Securities LLC, 0.00%, dated 01/30/09, due 02/02/09, repurchase price $360,496, collateralized by Federal National Mortgage Association Discount Notes, maturity ranging 02/19/09—07/08/09; total market value of $367,726	$360,496	360,496
Total Repurchase Agreement		360,496

Total Investments (Cost $38,890,643) (b)— 73.3%		31,255,522

Other assets in excess of liabilities — 26.7%		88,803

NET ASSETS — 100.0%		$31,344,325

(a)	Fair Valued Security.
(b)	See notes to statements of investments for tax unrealized appreciation/(depreciation) of securities.
ADR	American Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Developing Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (89.8%)
BRAZIL (14.3%)
Commercial Banks (3.3%)
Banco Bradesco SA ADR	157,480	$1,409,446

Metals & Mining (4.1%)
Companhia Vale do Rio Doce ADR	142,726	1,732,694

Multiline Retail (1.6%)
Lojas Renner SA	114,000	695,601

Oil, Gas & Consumable Fuels (3.3%)
Petroleo Brasileiro SA ADR	65,000	1,407,900

Tobacco (2.0%)
Souza Cruz SA	42,000	847,607
		6,093,248

CHILE (2.1%)
Commercial Banks (2.1%)
Banco Santander Chile ADR	24,705	874,063

CHINA (7.0%)(a)
Oil, Gas & Consumable Fuels (2.7%)
PetroChina Co. Ltd.	1,573,200	1,161,331

Wireless Telecommunication Services (4.3%)
China Mobile Ltd.	200,600	1,805,814
		2,967,145

HONG KONG (5.8%)(a)
Real Estate Management & Development (5.8%)
Hang Lung Group Ltd.	377,000	1,214,313
Swire Pacific Ltd., Class B	980,000	1,271,267
		2,485,580

HUNGARY (2.7%)(a)
Pharmaceuticals (2.7%)
Richter Gedeon Nyrt.	10,000	1,138,816

INDIA (8.4%)
Commercial Banks (0.9%)
ICICI Bank Ltd. ADR	24,000	395,520

Industrial Conglomerates (2.6%)
Grasim Industries Ltd. GDR, Registered Shares	45,000	1,107,000

Information Technology Services (4.9%)
Infosys Technologies Ltd. ADR	78,433	2,083,180
		3,585,700

INDONESIA (1.9%)(a)
Automobiles (1.9%)
PT Astra International Tbk	716,000	805,668

ISRAEL (4.0%)
Pharmaceuticals (2.2%)
Teva Pharmaceutical Industries Ltd. ADR	23,000	953,350

Software (1.8%)
Checkpoint Software Technologies Ltd.*	33,335	755,704
		1,709,054

ITALY (1.9%)
Energy Equipment & Services (1.9%)
Tenaris SA ADR	41,000	811,390

MALAYSIA (3.4%)(a)
Commercial Banks (3.4%)
Bumiputra Commerce Holdings Bhd	281,400	494,451
Public Bank Bhd	400,500	955,163

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Developing Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
		1,449,614

MEXICO (8.4%)
Beverages (3.1%)
Fomento Economico Mexicano SAB de CV ADR	47,000	$1,323,050

Commercial Banks (2.4%)(a)
Grupo Financiero Banorte SAB de CV	795,812	1,050,948

Multiline Retail (1.7%)(a)
Organizacion Soriana SAB de CV, Class B*	462,000	728,152

Transportation Infrastructure (1.2%)
Grupo Aeroportuario del Sureste SAB de CV ADR	17,000	498,610
		3,600,760

PHILIPPINES (2.5%)(a)
Commercial Banks (1.1%)
Bank of the Philippine Islands	625,000	448,276

Real Estate Management & Development (1.4%)
Ayala Land, Inc.	4,700,000	615,580
		1,063,856

REPUBLIC OF SOUTH KOREA (2.7%)(a)
Machinery (0.0%)
Hanjin Heavy Industries & Construction Co. Ltd.*	165	3,562

Multiline Retail (2.7%)
Shinsegae Co. Ltd.	3,600	1,152,284
		1,155,846

RUSSIA (2.7%)(a)
Oil, Gas & Consumable Fuels (2.7%)
LUKOIL ADR	35,624	1,161,845

SOUTH AFRICA (5.1%)(a)
Multiline Retail (3.1%)
Massmart Holdings Ltd.	167,800	1,322,997

Specialty Retail (2.0%)
Truworths International Ltd.	252,000	865,774
		2,188,771

TAIWAN (5.0%)(a)
Semiconductors & Semiconductor Equipment (3.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,179,909	1,450,446

Wireless Telecommunication Services (1.6%)
Taiwan Mobile Co. Ltd.	498,000	696,274
		2,146,720

THAILAND (4.9%)(a)
Building Products (2.4%)
Siam Cement Public Co. Ltd. (The)	366,000	1,037,886

Oil, Gas & Consumable Fuels (2.5%)
PTT Exploration & Production Public Co. Ltd., Foreign Shares	375,000	1,047,657
		2,085,543

TURKEY (4.5%)(a)
Commercial Banks (2.9%)
Akbank T.A.S.	435,000	1,252,209

Food & Staples Retailing (1.6%)
BIM Birlesik Magazalar A.S.	31,000	663,682
		1,915,891

UNITED KINGDOM (2.5%)(a)
Commercial Banks (2.5%)
Standard Chartered PLC	85,000	1,073,890

Total Common Stocks		38,313,400

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Developing Markets Fund

	Shares or Principal Amount	Value
PREFERRED STOCKS (7.4%)
BRAZIL (2.6%)(a)
Chemicals (2.6%)
Ultrapar Participacoes SA, Preferred Shares	49,000	$1,127,275

REPUBLIC OF SOUTH KOREA (4.8%)(a)
Semiconductors & Semiconductor Equipment (4.8%)
Samsung Electronics Co. Ltd., Preferred Shares	9,375	2,041,316

Total Preferred Stocks		3,168,591

REPURCHASE AGREEMENT (1.4%)
UBS Securities LLC, 0.00%, dated 01/30/09, due 02/02/09, repurchase price $589,539, collateralized by Federal National Mortgage Association Discount Notes, maturity ranging 02/19/09—07/08/09; total market value of $601,363	$589,539	589,539
Total Repurchase Agreement		589,539

Total Investments (Cost $51,740,019) (b)— 98.6%		42,071,530

Other assets in excess of liabilities — 1.4%		580,987

NET ASSETS — 100.0%		$42,652,517

*	Non-income producing security.
(a)	Fair Valued Security.
(b)	See notes to statements of investments for tax unrealized appreciation/(depreciation) of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Global Financial Services Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.1%)
AUSTRALIA (3.7%)(a)
Insurance (3.7%)
QBE Insurance Group Ltd.	88,065	$1,323,907

AUSTRIA (3.4%)(a)
Insurance (3.4%)
Vienna Insurance Group	39,312	1,226,763

BERMUDA (3.6%)
Insurance (3.6%)
Aspen Insurance Holdings Ltd.	32,500	718,250
PartnerRe Ltd.	8,700	570,111
		1,288,361

BRAZIL (1.9%)
Diversified Financial Services (1.9%)(a)
BM&F BOVESPA SA	243,647	702,889

CANADA (3.0%)
Commercial Banks (3.0%)
Royal Bank of Canada	43,994	1,091,505

FRANCE (5.2%)(a)
Commercial Banks (2.7%)
BNP Paribas	25,866	987,306

Insurance (2.5%)
AXA SA	56,015	882,033
		1,869,339

GREECE (2.6%)(a)
Commercial Banks (2.6%)
National Bank of Greece SA	57,419	956,513

HONG KONG (2.6%)(a)
Real Estate Management & Development (2.6%)
Sun Hung Kai Properties Ltd.	107,000	947,984

JAPAN (8.7%)(a)
Commercial Banks (5.6%)
Mitsubishi UFJ Financial Group, Inc.	224,340	1,244,694
Sumitomo Mitsui Financial Group, Inc.	19,500	772,940
		2,017,634
Consumer Finance (1.2%)
ORIX Corp.	10,080	440,134

Real Estate Management & Development (1.9%)
Mitsubishi Estate Co. Ltd.	51,920	680,962
		3,138,730

NETHERLANDS (2.1%)(a)
Insurance (2.1%)
ING Groep N.V.	89,794	740,958

SPAIN (2.6%)(a)
Commercial Banks (2.6%)
Banco Bilbao Vizcaya Argentaria SA	101,901	950,066

SWITZERLAND (4.4%)(a)
Capital Markets (0.7%)
Bank Sarasin & Cie AG	10,034	241,222

Insurance (3.7%)
Zurich Financial Services AG	7,528	1,357,855
		1,599,077

UNITED KINGDOM (8.6%)(a)
Commercial Banks (6.1%)
Barclays PLC	259,841	382,227

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Global Financial Services Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Standard Chartered PLC	144,841	$1,829,921
		2,212,148

Insurance (2.5%)
Aviva PLC	194,137	876,926
		3,089,074

UNITED STATES (45.7%)
Capital Markets (9.0%)
Charles Schwab Corp. (The)	54,080	734,947
Goldman Sachs Group, Inc. (The)	13,320	1,075,324
Invesco Ltd.	44,570	525,480
State Street Corp.	39,300	914,511
		3,250,262

Commercial Banks (9.1%)
Bank of the Ozarks, Inc.	19,160	434,740
PNC Financial Services Group, Inc.	21,370	694,953
TCF Financial Corp.	41,090	509,105
Wells Fargo & Co.	73,400	1,387,260
Zions Bancorp	17,100	255,132
		3,281,190

Consumer Finance (3.9%)
Capital One Financial Corp.	26,080	413,107
Visa, Inc., Class A	20,240	998,844
		1,411,951

Diversified Financial Services (6.3%)
IntercontinentalExchange, Inc.*	9,960	567,023
JPMorgan Chase & Co.	66,540	1,697,435
		2,264,458

Information Technology Services (2.1%)
Alliance Data Systems Corp.*	18,100	752,779

Insurance (12.7%)
Aflac, Inc.	19,170	444,936
Hanover Insurance Group, Inc. (The)	22,940	927,235
HCC Insurance Holdings, Inc.	53,650	1,255,946
MetLife, Inc.	41,120	1,181,378
Reinsurance Group of America, Inc.	22,340	795,974
		4,605,469

Internet Software & Services (1.1%)
Solera Holdings, Inc.*	16,530	398,208

Real Estate Investment Trust (REIT) (1.5%)
Health Care REIT, Inc.	14,340	542,195
		16,506,512

Total Common Stocks		35,431,678

REPURCHASE AGREEMENT (2.3%)
UBS Securities LLC, 0.00%, dated 01/30/09, due 02/02/09, repurchase price $824,116, collateralized by Federal National Mortgage Association Discount Notes, maturity ranging 02/19/09—07/08/09; total market value of $840,645	$824,116	824,116
Total Repurchase Agreement		824,116

Total Investments (Cost $54,703,328) (b)— 100.4%		36,255,794

Liabilities in excess of other assets — (0.4)%		(132,169)

NET ASSETS — 100.0%		$36,123,625

*	Non-income producing security.
(a)	Fair Valued Security.
(b)	See notes to statements of investments for tax unrealized appreciation/(depreciation) of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Global Utilities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (94.8%)
BRAZIL (3.8%)
Diversified Telecommunication Services (3.8%)
Telesp - Telecomunicacoes de Sao Paulo SA, ADR	26,500	$497,670

FRANCE (9.5%)(a)
Diversified Telecommunication Services (6.5%)
France Telecom SA	37,803	846,995

Gas Utility (3.0%)
GDF Suez	10,311	394,428
		1,241,423

GERMANY (7.5%)(a)
Diversified Telecommunication Services (0.5%)
Deutsche Telekom AG	5,660	68,724

Electric Utility (4.2%)
E. ON AG	16,782	544,119

Multi-Utilities (2.8%)
RWE AG	4,670	364,579
		977,422

GREECE (0.5%)(a)
Diversified Telecommunication Services (0.5%)
Hellenic Telecommunications Organization SA	3,967	59,999

JAPAN (7.4%)(a)
Diversified Telecommunication Services (1.5%)
Nippon Telegraph & Telephone Corp.	4,100	198,604

Electric Utility (1.2%)
Tokyo Electric Power Co., Inc. (The)	5,100	159,519

Wireless Telecommunication Services (4.7%)
KDDI Corp.	44	274,775
NTT DoCoMo, Inc.	191	332,789
		607,564
		965,687

NETHERLANDS (3.9%)(a)
Diversified Telecommunication Services (3.9%)
Koninklijke KPN NV	38,570	513,306

NORWAY (0.7%)(a)
Diversified Telecommunication Services (0.7%)
Telenor ASA	13,370	87,305

PORTUGAL (0.7%)(a)
Electric Utility (0.7%)
Energias de Portugal SA	25,950	91,807

SINGAPORE (1.2%)(a)
Diversified Telecommunication Services (1.2%)
Singapore Telecommunications Ltd.	88,000	152,788

SPAIN (13.2%)(a)
Diversified Telecommunication Services (6.9%)
Telefonica SA	51,000	904,027

Electric Utilities (6.3%)
Iberdrola SA	54,950	425,419
Union Fenosa SA	17,307	389,420
		814,839
		1,718,866

TAIWAN (3.4%)(a)
Wireless Telecommunication Services (3.4%)
Taiwan Mobile Co. Ltd.	313,000	437,618

UNITED KINGDOM (11.8%)(a)
Electric Utilities (4.6%)
National Grid PLC	35,000	326,597

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Global Utilities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Scottish & Southern Energy PLC	16,096	$276,730
		603,327

Multi-Utilities (1.4%)
Centrica PLC	46,980	174,771

Wireless Telecommunication Services (5.8%)
Vodafone Group PLC	405,500	753,043
		1,531,141

UNITED STATES (31.2%)
Diversified Telecommunication Services (14.7%)
AT&T, Inc.	52,988	1,304,565
Fairpoint Communications, Inc.	702	1,916
Verizon Communications, Inc.	20,230	604,270
		1,910,751

Electric Utilities (9.8%)
Duke Energy Corp.	7,140	108,171
Edison International	3,451	112,399
Entergy Corp.	1,650	125,994
Exelon Corp.	1,810	98,138
FirstEnergy Corp.	2,220	110,978
FPL Group, Inc.	9,690	499,520
PPL Corp.	4,384	134,413
Progress Energy, Inc.	2,110	81,699
		1,271,312

Gas Utility (0.7%)
Questar Corp.	2,500	84,950

Independent Power Producers & Energy Traders (1.0%)
Constellation Energy Group, Inc.	5,010	131,763

Multi-Utilities (4.2%)
CenterPoint Energy, Inc.	16,450	220,101
PG&E Corp.	3,400	131,478
Sempra Energy	4,500	197,280
		548,859

Oil, Gas & Consumable Fuels (0.8%)
El Paso Corp.	13,230	108,222
		4,055,857

Total Common Stocks		12,330,889

REPURCHASE AGREEMENT (4.4%)
UBS Securities LLC, 0.00%, dated 01/30/09, due 02/02/09, repurchase price $567,845, collateralized by Federal National Mortgage Association Discount Notes, maturity ranging 02/19/09 - 07/08/09; total market value of $579,234	$567,845	567,845
Total Repurchase Agreement		567,845

Total Investments (Cost $18,261,442) (b)— 99.2%		12,898,734

Other assets in excess of liabilities — 0.8%		108,455

NET ASSETS — 100.0%		$13,007,189

(a)	Fair Valued Security.
(b)	See notes to statements of investments for tax unrealized appreciation/(depreciation) of securities.
ADR	American Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.8%)
AUSTRALIA (2.0%)(a)
Insurance (2.0%)
QBE Insurance Group Ltd.	259,000	$3,893,622

BELGIUM (2.2%)(a)
Diversified Telecommunication Services (2.2%)
Belgacom SA	123,300	4,301,021

BRAZIL (4.1%)
Oil, Gas & Consumable Fuels (4.1%)
Petroleo Brasileiro SA ADR	374,100	8,103,006

FRANCE (2.1%)(a)
Electrical Equipment (2.1%)
Schneider Electric SA	63,700	4,030,499

GERMANY (9.8%)(a)
Air Freight & Logistics (2.0%)
Deutsche Post AG	308,700	3,859,171

Electric Utility (3.8%)
E. ON AG	231,720	7,513,013

Food & Staples Retailing (1.2%)
Metro AG	64,200	2,323,059

Textiles, Apparel & Luxury Goods (2.8%)
Adidas AG	158,600	5,509,095
		19,204,338

HONG KONG (3.2%)(a)
Real Estate Management & Development (3.2%)
Swire Pacific Ltd., Class A	970,000	6,264,391

ITALY (9.7%)
Commercial Banks (2.2%)(a)
Intesa Sanpaolo SpA	1,355,000	4,269,689

Energy Equipment & Services (3.2%)
Tenaris SA ADR	323,300	6,398,107

Oil, Gas & Consumable Fuels (4.3%)(a)
Eni SpA	396,200	8,378,804
		19,046,600

JAPAN (18.0%)(a)
Automobiles (2.0%)
Toyota Motor Corp.	122,300	3,934,824

Chemicals (1.6%)
Shin-Etsu Chemical Co. Ltd.	65,800	3,079,165

Commercial Banks (2.2%)
Bank of Yokohama Ltd. (The)	868,000	4,434,205

Consumer Finance (2.0%)
ORIX Corp.	88,500	3,864,275

Machinery (1.5%)
Fanuc Ltd.	49,900	2,957,723

Office Electronics (2.7%)
Canon, Inc.	196,200	5,354,397

Pharmaceuticals (3.2%)
Takeda Pharmaceutical Co. Ltd.	132,600	6,214,451

Real Estate Management & Development (2.8%)
Daito Trust Construction Co. Ltd.	126,800	5,458,393
		35,297,433

NETHERLANDS (2.7%)(a)
Electronic Equipment & Instruments (2.7%)
Koninklijke (Royal) Philips Electronics NV	296,800	5,393,829

SINGAPORE (4.1%)(a)
Commercial Banks (2.2%)

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oversea-Chinese Banking Corp. Ltd.	1,314,000	$4,411,838

Hotels, Restraurants & Leisure (1.9%)
City Developments Ltd.	988,000	3,638,136
		8,049,974

SPAIN (2.5%)(a)
Insurance (2.5%)
Mapfre SA	1,771,700	4,992,280

SWEDEN (5.0%)(a)
Commercial Banks (2.4%)
Nordea Bank AB	881,389	4,663,233

Wireless Telecommunication Services (2.6%)
Telefonaktiebolaget LM Ericsson, B Shares	649,400	5,113,133
		9,776,366

SWITZERLAND (8.5%)(a)
Food Products (2.2%)
Nestle SA	122,410	4,231,864

Insurance (4.1%)
Zurich Financial Services AG	45,000	8,116,829

Pharmaceuticals (2.2%)
Roche Holding AG	31,360	4,403,983
		16,752,676

TAIWAN (3.5%)
Semiconductors & Semiconductor Equipment (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	924,100	6,967,714

UNITED KINGDOM (19.4%)(a)
Commercial Banks (2.4%)
Standard Chartered PLC	369,800	4,672,053

Food & Staples Retailing (1.7%)
William Morrison Supermarkets PLC	874,700	3,416,238

Machinery (1.1%)
Weir Group PLC (The)	436,200	2,089,886

Metals & Mining (2.0%)
Rio Tinto PLC	183,900	3,951,454

Multi-Utilities (2.2%)
Centrica PLC	1,176,900	4,378,203

Pharmaceuticals (2.9%)
AstraZeneca PLC	146,690	5,651,849

Tobacco (2.8%)
British American Tobacco PLC	197,150	5,405,086

Trading Companies & Distributors (0.6%)
Wolseley PLC	513,254	1,272,140

Wireless Telecommunication Services (3.7%)
Vodafone Group PLC	3,927,600	7,293,841
		38,130,750

Total Common Stocks		190,204,499

PREFERRED STOCK (3.7%)(a)
REPUBLIC OF SOUTH KOREA (3.7%)
Samsung Electronics Co. Ltd. GDR	66,700	7,271,477

REPURCHASE AGREEMENT (0.6%)
UBS Securities LLC, 0.00%, dated 01/30/09, due 02/02/09, repurchase price $1,174,592, collateralized by Federal National Mortgage Association Discount Notes, maturity ranging 02/19/09 - 07/08/09; total market value of $1,198,150	$1,174,592	1,174,592
Total Repurchase Agreement		1,174,592

Total Investments (Cost $239,044,472) (b)— 101.1%		198,650,568

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen International Equity Fund

Liabilities in excess of other assets — (1.1)%	(2,239,300)

NET ASSETS — 100.0%	$196,411,268

(a)	Fair Valued Security.
(b)	See notes to statements of investments for tax unrealized appreciation/(depreciation) of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Select Worldwide Fund

	Shares or Principal Amount	Value
COMMON STOCKS (94.6%)
AUSTRALIA (1.9%)(a)
Insurance (1.9%)
QBE Insurance Group Ltd.	36,100	$542,702

BELGIUM (1.6%)(a)
Diversified Telecommunication Services (1.6%)
Belgacom SA	12,900	449,985

BRAZIL (4.0%)
Oil, Gas & Consumable Fuels (4.0%)
Petroleo Brasileiro SA ADR	52,200	1,130,652

CANADA (1.6%)
Road & Rail (1.6%)
Canadian National Railway Co.	12,700	445,230

FRANCE (2.1%)(a)
Electrical Equipment (2.1%)
Schneider Electric SA	9,600	607,422

GERMANY (6.5%)(a)
Air Freight & Logistics (1.4%)
Deutsche Post AG	32,300	403,794

Electric Utility (2.9%)
E. ON AG	25,400	823,540

Textiles, Apparel & Luxury Goods (2.2%)
Adidas AG	17,700	614,823
		1,842,157

HONG KONG (2.5%)(a)
Real Estate Management & Development (2.5%)
Swire Pacific Ltd., Class A	112,000	723,311

ITALY (7.8%)
Commercial Banks (2.1%)(a)
Intesa Sanpaolo SpA	189,000	595,551

Energy Equipment & Services (2.6%)
Tenaris SA ADR	37,600	744,104

Oil, Gas & Consumable Fuels (3.1%)(a)
Eni SpA	42,000	888,212
		2,227,867

JAPAN (14.9%)(a)
Automobiles (1.8%)
Toyota Motor Corp.	15,600	501,907

Commercial Banks (2.2%)
Bank of Yokohama Ltd. (The)	121,000	618,132

Consumer Finance (1.4%)
ORIX Corp.	9,300	406,077

Machinery (1.5%)
Fanuc Ltd.	7,000	414,911

Office Electronics (3.1%)
Canon, Inc.	32,200	878,754

Pharmaceuticals (2.8%)
Takeda Pharmaceutical Co. Ltd.	17,300	810,784

Real Estate Management & Development (2.1%)
Daito Trust Construction Co. Ltd.	13,600	585,443
		4,216,008

NETHERLANDS (2.1%)(a)
Electronic Equipment & Instruments (2.1%)
Koninklijke (Royal) Philips Electronics NV	33,100	601,536

SINGAPORE (1.3%)(a)
Hotels, Restraurants & Leisure (1.3%)
City Developments Ltd.	103,000	379,279

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Select Worldwide Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
SPAIN (2.0%)(a)
Insurance (2.0%)
Mapfre SA	197,700	$557,077

SWEDEN (4.2%)(a)
Commercial Banks (1.9%)
Nordea Bank AB	99,874	528,411

Wireless Telecommunication Services (2.3%)
Telefonaktiebolaget LM Ericsson, B Shares	83,400	656,661
		1,185,072

SWITZERLAND (5.7%)(a)
Insurance (3.5%)
Zurich Financial Services AG	5,500	992,057

Pharmaceuticals (2.2%)
Roche Holding AG	4,400	617,906
		1,609,963

TAIWAN (3.3%)
Semiconductors & Semiconductor Equipment (3.3%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	123,400	930,436

UNITED KINGDOM (13.8%)(a)
Commercial Banks (1.8%)
Standard Chartered PLC	39,500	499,043

Food & Staples Retailing (1.7%)
William Morrison Supermarkets PLC	122,000	476,484

Metals & Mining (1.4%)
Rio Tinto PLC	19,200	412,550

Multi-Utilities (1.6%)
Centrica PLC	123,100	457,946

Pharmaceuticals (1.9%)
AstraZeneca PLC	14,100	543,262

Tobacco (1.8%)
British American Tobacco PLC	18,400	504,456

Trading Companies & Distributors (0.5%)
Wolseley PLC	55,188	136,788

Wireless Telecommunication Services (3.1%)
Vodafone Group PLC	469,600	872,082
		3,902,611

UNITED STATES (19.3%)
Aerospace & Defense (2.1%)
United Technologies Corp.	12,200	585,478

Chemicals (0.9%)
Dow Chemical Co. (The)	22,000	254,980

Food Products (1.1%)
Kraft Foods, Inc., Class A	11,600	325,380

Health Care Providers & Services (1.7%)
Quest Diagnostics, Inc.	9,700	478,695

Household Products (2.6%)
Procter & Gamble Co.	13,400	730,300

Insurance (0.9%)
Aflac, Inc.	10,900	252,989

Oil, Gas & Consumable Fuels (2.7%)
Exxon Mobil Corp.	10,200	780,096

Pharmaceuticals (2.8%)
Johnson & Johnson	13,800	796,122

Semiconductors & Semiconductor Equipment (2.5%)
Intel Corp.	55,600	717,240

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Select Worldwide Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Tobacco (2.0%)
Philip Morris International, Inc.	14,900	$553,535
		5,474,815

Total Common Stocks		26,826,123

PREFERRED STOCK (3.0%)(a)
REPUBLIC OF SOUTH KOREA (3.0%)
Samsung Electronics Co. Ltd. GDR	7,700	839,436

REPURCHASE AGREEMENT (2.0%)
UBS Securities LLC, 0.00%, dated 01/30/09, due 02/02/09, repurchase price $571,705, collateralized by Federal National Mortgage Association Discount Notes, maturity ranging 02/19/09 - 07/08/09; total market value of $583,172	$571,705	571,705
Total Repurchase Agreement		571,705

Total Investments (Cost $33,017,604) (b)— 99.6%		28,237,264

Other assets in excess of liabilities — 0.4%		122,287

NET ASSETS — 100.0%		$28,359,551

(a)	Fair Valued Security.
(b)	See notes to statements of investments for tax unrealized appreciation/(depreciation) of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Optimal Allocations Fund: Defensive

	Shares or Principal Amount	Value
MUTUAL FUNDS (45.7%)
Equity Fund (34.6%)
Aberdeen Developing Markets Fund, Institutional Class (a)	28,750	$255,013
Aberdeen Equity Long-Short Fund, Institutional Class (a)	84,816	880,391
Aberdeen Global Financial Services Fund, Institutional Class (a)	96,470	588,465
Aberdeen Global Utilities Fund, Institutional Class (a)	45,378	368,921
Aberdeen Health Sciences Fund, Institutional Class (a)	59,017	495,742
Aberdeen International Equity Fund, Institutional Class (a)	15,514	125,819
Aberdeen Natural Resources Fund, Institutional Class (a)	53,059	598,501
Aberdeen Select Growth Fund, Institutional Class (a)	47,931	288,068
Aberdeen Technology and Communications Fund, Institutional Class (a)	195,340	396,540
Credit Suisse Commodity Return Strategy Fund	44,544	322,050
		4,319,510

Fixed Income Fund (11.1%)
Oppenheimer International Bond Fund, Class Y	242,392	1,381,633

Total Mutual Funds		5,701,143

EXCHANGE TRADED FUNDS (52.3%)
Equity Fund (4.0%)
iShares Cohen & Steers Realty Majors Index Fund	10,430	377,149
iShares S&P 500 Index Fund	1,500	124,245
		501,394

Fixed Income Fund (46.5%)
iShares Barclay U.S. Treasury Inflation Protected Securities Bond Fund	18,944	1,877,350
iShares Barclays 1-3 Year Treasury Bond Fund	19,500	1,643,655
iShares Barclays Aggregate Bond Fund	22,240	2,270,704
		5,791,709

Real Estate Investment Trust (REIT) (1.8%)
SPDR Dow Jones Wilshire International Real Estate Fund	9,517	224,696

Total Exchange Traded Funds		6,517,799

REPURCHASE AGREEMENT (1.4%)
UBS Securities LLC, 0.00%, dated 01/30/09, due 02/02/09, repurchase price $169,018, collateralized by Federal National Mortgage Association Discount Notes, maturity ranging 02/19/09—07/08/09; total market value of $172,408	$169,018	169,018
Total Repurchase Agreement		169,018

Total Investments (Cost $13,820,645) (b)— 99.4%		12,387,960

Other assets in excess of liabilities — 0.6%		73,246

NET ASSETS — 100.0%		$12,461,206

(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/(depreciation) of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Optimal Allocations Fund: Growth

	Shares or Principal Amount	Value
MUTUAL FUNDS (77.8%)
Equity Fund (77.8%)
Aberdeen Developing Markets Fund, Institutional Class (a)	59,192	$525,033
Aberdeen Equity Long-Short Fund, Institutional Class (a)	75,199	780,564
Aberdeen Global Financial Services Fund, Institutional Class (a)	110,949	676,786
Aberdeen Global Utilities Fund, Institutional Class (a)	62,569	508,687
Aberdeen Health Sciences Fund, Institutional Class (a)	80,749	678,293
Aberdeen International Equity Fund, Institutional Class (a)	114,708	930,283
Aberdeen Natural Resources Fund, Institutional Class (a)	45,740	515,952
Aberdeen Select Growth Fund, Institutional Class (a)	144,631	869,231
Aberdeen Small Cap Fund, Institutional Class (a)	72,518	597,551
Aberdeen Technology and Communications Fund, Institutional Class (a)	180,398	366,208
Credit Suisse Commodity Return Strategy Fund	44,220	319,714

Total Mutual Funds		6,768,302

EXCHANGE TRADED FUNDS (20.2%)
Equity Fund (11.7%)
iShares Cohen & Steers Realty Majors Index Fund	11,684	422,494
iShares Russell Midcap Index Fund	4,662	258,694
iShares S&P 500 Index Fund	4,119	341,177
		1,022,365

Fixed Income Fund (5.5%)
iShares Barclay U.S. Treasury Inflation Protected Securities Bond Fund	4,864	482,022

Real Estate Investment Trust (REIT) (3.0%)
SPDR Dow Jones Wilshire International Real Estate Fund	10,877	256,806

Total Exchange Traded Funds		1,761,193

REPURCHASE AGREEMENT (2.0%)
UBS Securities LLC, 0.00%, dated 01/30/09, due 02/02/09, repurchase price $175,740, collateralized by Federal National Mortgage Association Discount Notes, maturity ranging 02/19/09—07/08/09; total market value of $179,265	$175,740	175,740
Total Repurchase Agreement		175,740

Total Investments (Cost $13,547,278) (b)— 100.0%		8,705,235

Other assets in excess of liabilities — 0.0%		1,914

NET ASSETS — 100.0%		$8,707,149

(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/(depreciation) of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Optimal Allocations Fund: Moderate

	Shares or Principal Amount	Value
MUTUAL FUNDS (57.7%)
Equity Fund (50.4%)
Aberdeen Developing Markets Fund, Institutional Class (a)	141,053	$1,251,143
Aberdeen Equity Long-Short Fund, Institutional Class (a)	285,022	2,958,525
Aberdeen Global Financial Services Fund, Institutional Class (a)	351,260	2,142,688
Aberdeen Global Utilities Fund, Institutional Class (a)	161,030	1,309,176
Aberdeen Health Sciences Fund, Institutional Class (a)	304,195	2,555,237
Aberdeen International Equity Fund, Institutional Class (a)	425,775	3,453,034
Aberdeen Natural Resources Fund, Institutional Class (a)	156,882	1,769,623
Aberdeen Select Growth Fund, Institutional Class (a)	246,517	1,481,564
Aberdeen Small Cap Fund, Institutional Class (a)	197,495	1,627,356
Aberdeen Technology and Communications Fund, Institutional Class (a)	861,484	1,748,812
Credit Suisse Commodity Return Strategy Fund	152,706	1,104,068
		21,401,226

Fixed Income Fund (7.3%)
Oppenheimer International Bond Fund, Class Y	545,316	3,108,301

Total Mutual Funds		24,509,527

EXCHANGE TRADED FUNDS (41.0%)
Equity Fund (6.3%)
iShares Cohen & Steers Realty Majors Index Fund	27,871	1,007,815
iShares Russell Midcap Index Fund	22,511	1,249,135
iShares S&P 500 Index Fund	5,100	422,433
		2,679,383

Fixed Income Fund (32.9%)
iShares Barclay U.S. Treasury Inflation Protected Securities Bond Fund	43,062	4,267,444
iShares Barclays 1-3 Year Treasury Bond Fund	25,465	2,146,445
iShares Barclays Aggregate Bond Fund	74,228	7,578,679
		13,992,568

Real Estate Investment Trust (REIT) (1.8%)
SPDR Dow Jones Wilshire International Real Estate Fund	32,195	760,124

Total Exchange Traded Funds		17,432,075

REPURCHASE AGREEMENT (1.3%)
UBS Securities LLC, 0.00%, dated 01/30/09, due 02/02/09, repurchase price $569,325, collateralized by Federal National Mortgage Association Discount Notes, maturity ranging 02/19/09—07/08/09; total market value of $580,744	$569,325	569,325
Total Repurchase Agreement		569,325

Total Investments (Cost $55,410,984) (b)— 100.0%		42,510,927

Other assets in excess of liabilities — 0.0%		526

NET ASSETS — 100.0%		$42,511,453

(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/(depreciation) of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Optimal Allocations Fund: Moderate Growth

	Shares or Principal Amount	Value
MUTUAL FUNDS (71.4%)
Equity Fund (66.9%)
Aberdeen Developing Markets Fund, Institutional Class (a)	118,393	$1,050,143
Aberdeen Equity Long-Short Fund, Institutional Class (a)	228,882	2,375,800
Aberdeen Global Financial Services Fund, Institutional Class (a)	322,888	1,969,615
Aberdeen Global Utilities Fund, Institutional Class (a)	127,156	1,033,781
Aberdeen Health Sciences Fund, Institutional Class (a)	253,367	2,128,279
Aberdeen International Equity Fund, Institutional Class (a)	304,494	2,469,442
Aberdeen Natural Resources Fund, Institutional Class (a)	118,395	1,335,495
Aberdeen Select Growth Fund, Institutional Class (a)	395,485	2,376,862
Aberdeen Small Cap Fund, Institutional Class (a)	184,626	1,521,314
Aberdeen Technology and Communications Fund, Institutional Class (a)	392,310	796,389
Credit Suisse Commodity Return Strategy Fund	95,269	688,792
		17,745,912

Fixed Income Fund (4.5%)
Oppenheimer International Bond Fund, Class Y	209,064	1,191,665

Total Mutual Funds		18,937,577

EXCHANGE TRADED FUNDS (27.1%)
Equity Fund (9.5%)
iShares Cohen & Steers Realty Majors Index Fund	26,355	952,997
iShares Russell Midcap Index Fund	14,067	780,578
iShares S&P 500 Index Fund	9,520	788,541
		2,522,116

Fixed Income Fund (15.8%)
iShares Barclay U.S. Treasury Inflation Protected Securities Bond Fund	21,725	2,152,948
iShares Barclays Aggregate Bond Fund	19,879	2,029,646
		4,182,594

Real Estate Investment Trust (REIT) (1.8%)
SPDR Dow Jones Wilshire International Real Estate Fund	20,020	472,672

Total Exchange Traded Funds		7,177,382

REPURCHASE AGREEMENT (1.4%)
UBS Securities LLC, 0.00%, dated 01/30/09, due 02/02/09, repurchase price $362,155, collateralized by Federal National Mortgage Association Discount Notes, maturity ranging 02/19/09 - 07/08/09; total market value of $369,419	$362,155	362,155
Total Repurchase Agreement		362,155

Total Investments (Cost $38,632,858) (b)— 99.9%		26,477,114

Other assets in excess of liabilities — 0.1%		37,077

NET ASSETS — 100.0%		$26,514,191

(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/(depreciation) of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2009 (Unaudited)

Aberdeen Optimal Allocations Fund: Specialty

	Shares or Principal Amount	Value
MUTUAL FUNDS (86.0%)
Equity Fund (86.0%)
Aberdeen Developing Markets Fund, Institutional Class (a)	506,614	$4,493,662
Aberdeen Equity Long-Short Fund, Institutional Class (a)	535,051	5,553,833
Aberdeen Global Financial Services Fund, Institutional Class (a)	1,073,075	6,545,755
Aberdeen Global Utilities Fund, Institutional Class (a)	286,601	2,330,069
Aberdeen Health Sciences Fund, Institutional Class (a)	755,226	6,343,902
Aberdeen International Equity Fund, Institutional Class (a)	55,477	449,915
Aberdeen Natural Resources Fund, Institutional Class (a)	421,246	4,751,654
Aberdeen Technology and Communications Fund, Institutional Class (a)	2,781,433	5,646,309
Credit Suisse Commodity Return Strategy Fund	348,911	2,522,624

Total Mutual Funds		38,637,723

EXCHANGE TRADED FUNDS (12.7%)
Equity Fund (5.2%)
iShares Cohen & Steers Realty Majors Index Fund	64,406	2,328,921

Fixed Income Fund (4.5%)
iShares Barclay U.S. Treasury Inflation Protected Securities Bond Fund	20,562	2,037,694

Real Estate Investment Trust (REIT) (3.0%)
SPDR Dow Jones Wilshire International Real Estate Fund	56,304	1,329,337

Total Exchange Traded Funds		5,695,952

REPURCHASE AGREEMENT (0.8%)
UBS Securities LLC, 0.00%, dated 01/30/09, due 02/02/09, repurchase price $356,818, collateralized by Federal National Mortgage Association Discount Notes, maturity ranging 02/19/09 - 07/08/09; total market value of $363,975	$356,818	356,818
Total Repurchase Agreement		356,818

Total Investments (Cost $74,135,550) (b)— 99.5%		44,690,493

Other assets in excess of liabilities — 0.5%		214,788

NET ASSETS — 100.0%		$44,905,281

(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/(depreciation) of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Notes to Statements of Investments

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their Statements of Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Statements requires management to make estimates and assumptions that affect the reported amounts at the date of the Statements. Actual results could differ from those estimates.

Security Valuation - Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Funds’ investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. In addition, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

Shares of the Underlying Funds in which the Funds invest are valued at their respective net asset values as reported by the Underlying Funds or at the last sales price reflected at the close of the exchange on which the Underlying Funds are traded. The securities in the Underlying Funds are generally valued as of the close of business of the regular session of trading on the New York Stock Exchange. Underlying Funds generally value securities and assets at fair value.

The Funds holding foreign equity securities (the “Foreign Equity Funds”) value foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. For Funds that invest in foreign equity securities, “fair value” prices are automatically provided by an independent fair value service if such prices are available in accordance with fair value procedures approved by the Board of Trustees. Fair value prices are intended to reflect more accurately the value of those securities at the time a Fund’s net asset value (“NAV”) is calculated. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Foreign Equity Funds, the Foreign Equity Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available, are unreliable or may be affected by a significant event and therefore, do not represent fair value. When the fair value prices are utilized, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets.

In 2009, the Registrant commenced complying with Statement of Financial Accounting Standards (“SFAS”) No. 157, effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosure requirements for fair value measurements. In accordance with FAS 157, fair value is defined as the price that the Registrant would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three broad levels of the hierarchy are listed below:

•	Level 1 - quoted prices in active markets for identical assets.

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2009:

			LEVEL 2 - Other Significant		LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Unobservable Inputs		Total
Fund Name	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*
Equity Long-Short Fund	$62,497,064	$—	$46,017,597	$—	$—	$—	$108,514,661	$—
Health Sciences Fund	19,383,769	—	755,797	—	—	—	20,139,566	—
Natural Resources Fund	64,504,338	—	1,878,937	—	—	—	66,383,275	—
Select Growth Fund	51,279,903	—	424,332	—	—	—	51,704,235	—
Small Cap Fund	195,758,445	—	4,414,398	—	—	—	200,172,843	—
Technology and Communications Fund	8,812,212	—	1,243,582	—	—	—	10,055,794	—
Tax-Free Income Fund	—	—	125,023,628	—	—	—	125,023,628	—
China Opportunities Fund	185,310	—	31,070,212	—	—	—	31,255,522	—
Developing Markets Fund	13,351,907	—	28,719,623	—	—	—	42,071,530	—
Global Financial Services Fund	18,886,378	—	17,369,416	—	—	—	36,255,794	—
Global Utilities Fund	4,553,527	—	8,345,207	—	—	—	12,898,734	—
International Equity Fund	21,468,827	—	177,181,741	—	—	—	198,650,568	—
Select Worldwide Fund	8,725,237	—	19,512,027	—	—	—	28,237,264	—
Optimal Allocations Fund: Defensive Fund	12,218,942	—	169,018	—	—	—	12,387,960	—
Optimal Allocations Fund: Growth Fund	8,529,495	—	175,740	—	—	—	8,705,235	—
Optimal Allocations Fund: Moderate Fund	41,941,602	—	569,325	—	—	—	42,510,927	—
Optimal Allocations Fund: Moderate Growth Fund	26,114,959	—	362,155	—	—	—	26,477,114	—
Optimal Allocations Fund: Specialty Fund	44,333,675	—	356,818	—	—	—	44,690,493	—

*	Other financial instruments are derivative instruments not reflected in the Statements of Investments, such as futures, options, forwards and swap contracts which if held, are valued at the unrealized appreciation/(depreciation) on the investment.

Amounts listed as “–” are $0 or round to $0.

Repurchase Agreements - The Funds may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or certain non-bank dealers. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds’ custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Funds may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange as of the Valuation Time to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Foreign Currency Transactions - Certain Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Short Sales - Certain of the Funds are authorized to engage in short-selling of portfolio securities, which obligates the Funds to replace any security that the Funds have borrowed by purchasing the security at current market value sometime in the future. The Funds will incur a loss if the price of the security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds generally will realize a gain if the price of the security declines between these dates. Until the Funds replace the borrowed security, the Funds will segregate or earmark cash, other liquid assets and/or securities held long to sufficiently cover the Funds’ short position on a daily basis.

Futures Contracts - Certain Funds may invest in financial futures contracts (“futures contracts”) for the purpose of hedging their existing portfolio securities or securities that the Funds intend to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those Fund’s positions may not exceed 5% of the Fund’s net asset value after taking into account unrealized profits and unrealized losses on any such contract it has entered into. Upon entering into a futures contract, these Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (“initial margin deposit”). Subsequent payments, known as “variation margins,” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price. A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value/market value of the underlying hedged assets.

Equity-Linked Notes - Certain Funds may invest in equity-linked notes. An equity-linked note is a note whose performance is tied to a single stock or basket of stocks. Upon the maturity of the note, generally the holder receives a return of principal based on the capital appreciation of the underlying linked securities. The terms of an equity-linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. These securities are priced at parity, which is the value of the underlying security and adjusted by the appropriate foreign exchange rate. The level and type of risk involved in the purchase of an equity-linked note by a Fund is similar to the risk involved in the purchase of the underlying security or other emerging market securities. Such notes therefore may be considered to have speculative elements. However, equity-linked notes are also dependent on the individual credit of the issuer of the note, which may be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note. Like other structured products, equity-linked notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked. If so secured, the Fund would look to this underlying collateral for satisfaction of claims in the event that the issuer of an equity-linked note defaulted under the terms of the note.

Security Transactions - Security transactions are accounted for on the date the security is purchased or sold (i.e., the “trade date”). Securities gains and losses are calculated on the identified cost basis.

New Accounting Pronouncements - In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

2. Federal Tax Information

At January 31, 2009, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Aberdeen Equity Long-Short Fund	$148,408,110	$1,880,899	$(16,572,610)	$(14,691,711)
Aberdeen Health Sciences Fund	23,507,876	264,651	(3,662,961)	(3,368,310)
Aberdeen Natural Resources Fund	82,077,629	769,117	(16,463,471)	(15,694,354)
Aberdeen Select Growth Fund	63,104,802	—	(11,400,567)	(11,400,567)
Aberdeen Small Cap Fund	269,011,779	—	(68,838,936)	(68,838,936)
Aberdeen Technology and Communications Fund	14,431,268	—	(4,375,474)	(4,375,474)
Aberdeen Tax-Free Income Fund	124,471,412	6,533,067	(5,980,851)	552,216
Aberdeen China Opportunities Fund	39,319,001	—	(8,063,479)	(8,063,479)
Aberdeen Developing Markets Fund	53,027,260	—	(10,955,730)	(10,955,730)
Aberdeen Global Financial Services Fund	56,657,817	—	(20,402,023)	(20,402,023)
Aberdeen Global Utilities Fund	18,267,775	109,829	(5,478,870)	(5,369,041)
Aberdeen International Equity Fund	243,082,689	—	(44,432,121)	(44,432,121)
Aberdeen Select Worldwide Fund	33,790,793	—	(5,553,529)	(5,553,529)
Aberdeen Optimal Allocations Defensive Fund	14,094,461	—	(1,706,501)	(1,706,501)
Aberdeen Optimal Allocations Growth Fund	14,774,596	—	(6,069,361)	(6,069,361)
Aberdeen Optimal Allocations Moderate Fund	57,633,314	—	(15,122,387)	(15,122,387)
Aberdeen Optimal Allocations Moderate Growth Fund	40,260,570	—	(13,783,456)	(13,783,456)
Aberdeen Optimal Allocations Specialty Fund	78,108,523	—	(33,418,030)	(33,418,030)

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aberdeen Funds

By (Signature and Title)*	/s/ Megan Kennedy, Treasurer, Aberdeen Funds

Date: March 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gary Marshall, President, Aberdeen Funds

Date: March 30, 2009

By (Signature and Title)*	/s/ Megan Kennedy, Treasurer, Aberdeen Funds

Date: March 30, 2009